Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions
Summary of Related party transactions

	Revenues from	Cost of
	Contracts/	revenue/	Trade accounts	Other financial
	Interest income	Interest expense	receivables	assets	Other liabilities
	1. Jan-31. Dec 2021	1. Jan-31. Dec 2021	31. Dec 2021	31. Dec 2021	31. Dec 2021
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	28,868	146	2,643	153	—

	Revenues from	Cost of
	Contracts/	revenue/	Trade
	Interest income	Interest expense	accounts	Other financial
	1. Jan-	1. Jan-	receivables	assets	Other liabilities
	31. Dec 2020	31. Dec 2020	31. Dec 2020	31. Dec 2020	31. Dec 2020
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	35,450	497	2,984	6,435	5,635
other related party companies	32,961	—	6,492	—	—

	Revenues from	Cost of
	Contracts/	revenue/	Trade
	Interest income	Interest expense	accounts	Other financial
	1. Jan-	1. Jan-	receivables	assets	Other liabilities
	31. Dec 2019	31. Dec 2019	31. Dec 2019	31. Dec 2019	31. Dec 2019
Transactions with	k EUR	k EUR	k EUR	k EUR	k EUR
associated companies and joint ventures	21,136	—	2,015	184	1,780
other related party companies	20,699	—	11,145	—	—